RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Key management personnel compensation, contingent termination benefits	$ 1,800
Directors' remuneration expense	$ 417	$ 320